Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and similar income:
Loans and advances to customers	£ 8,767	£ 5,774	£ 4,619
Loans and advances to banks	1,751	618	52
Reverse repurchase agreements – non-trading	626	149	35
Other	473	167	56
Interest and similar income	11,617	6,708	4,762
Interest expense and similar charges:
Deposits by customers	(3,230)	(905)	(430)
Deposits by banks	(1,165)	(496)	(25)
Repurchase agreements – non-trading	(538)	(120)	(3)
Debt securities in issue	(1,852)	(650)	(252)
Subordinated liabilities	(169)	(108)	(92)
Other	(5)	(4)	(11)
Total interest expense and similar charges	(6,959)	(2,283)	(813)
Net interest income	4,658	4,425	3,949
Interest revenue for financial assets measured at fair value through other comprehensive income	230	87	22
Interest expense on derivatives hedging debt issuances	706	6	317
Interest expense on lease liabilities	£ 3	£ 3	£ 3